Commodity Derivatives (Parenthetical) (Detail)	Jun. 30, 2012 Mbbl	Dec. 31, 2011 Mbbl
Oil Derivative Instruments | 2012
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,981	10,367
Weighted Average Fixed Price (in usd per energy unit)	97.26	97.93
Oil Derivative Instruments | 2013
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	14,976	11,333
Weighted Average Fixed Price (in usd per energy unit)	95.57	98.44
Oil Derivative Instruments | 2014
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	15,863	9,034
Weighted Average Fixed Price (in usd per energy unit)	92.52	95.39
Oil Derivative Instruments | 2015
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	15,025	9,581
Weighted Average Fixed Price (in usd per energy unit)	94.81	98.25
Oil Derivative Instruments | 2016
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	14,735
Weighted Average Fixed Price (in usd per energy unit)	90.44
Oil Derivative Instruments | 2017
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,139
Weighted Average Fixed Price (in usd per energy unit)	89.10
Puts | Oil Derivative Instruments | 2012
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	1,251	2,196
Puts | Oil Derivative Instruments | 2013
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,105	2,300
Puts | Oil Derivative Instruments | 2014
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,960
Puts | Oil Derivative Instruments | 2015
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,426
Puts | Oil Derivative Instruments | 2016
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,271
Puts | Oil Derivative Instruments | 2017
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	384
Puts | Natural Gas Liquid Commodity Contract | 2012
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,329
Puts | Natural Gas Liquid Commodity Contract | 2013
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	10,570
Puts | Natural Gas Liquid Commodity Contract | 2014
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	10,570
Puts | Natural Gas Liquid Commodity Contract | 2015
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	10,570
Puts | Natural Gas Liquid Commodity Contract | 2016
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	10,599
Extendible Fixed Price Swaps | Oil Derivative Instruments | 2016
Derivative [Line Items]
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		14,750
Weighted Average Fixed Price (in usd per energy unit)		100.00
Extendible Fixed Price Swaps | Oil Derivative Instruments | 2017
Derivative [Line Items]
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)	5,384	14,750
Weighted Average Fixed Price (in usd per energy unit)	100.00	100.00
Extendible Fixed Price Swaps | Oil Derivative Instruments | 2018
Derivative [Line Items]
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)	5,384	14,750
Weighted Average Fixed Price (in usd per energy unit)	100.00	100.00
Extendible Fixed Price Swaps | Oil Derivative Instruments | 2019
Derivative [Line Items]
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)	5,384
Weighted Average Fixed Price (in usd per energy unit)	90.00